Investment Objectives and Goals - Bluemonte Large Cap Core II ETF	May 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Large Cap Core II ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Large Cap Core II ETF (the “Fund”) seeks to provide capital growth.